Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Syncona Investment Management Limited
Related Party Transaction [Line Items]
Management fees and other costs incurred	$ 0	$ 0	$ 100,000